Fair Value Measurement - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	May 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 15, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments and cash held in Trust Account		$ 345,022,332	$ 345,008,625
Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments and cash held in Trust Account	$ 345,022,332		345,008,625
Total		389,854,832	363,168,625
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments and cash held in Trust Account	$ 345,022,332		345,008,625
Total		345,022,332	345,008,625
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total		44,832,500	18,160,000
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants		27,255,000	11,040,000	$ 10,557,000
Public Warrants | Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants		27,255,000	11,040,000
Public Warrants | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants		27,255,000	11,040,000
Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants		17,577,500	7,120,000	$ 6,808,500
Private Placement Warrants | Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants		17,577,500	7,120,000
Private Placement Warrants | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants		$ 17,577,500	$ 7,120,000